Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 26, 2022	Jun. 30, 2021	Mar. 31, 2021
Fair Value Measurements (Details) [Line Items]
Preferred Stock , share issued (in Shares)							1,000,000
Intrinsic value	$ 1,931
Fair of debt proceeds								$ 1,527
Common stock warrants description					The warrants were classified as equity instruments at inception with a corresponding discount recorded at issuance against the outstanding notes in connection with the SVB March 2021 Note or as an asset in connection with the SCI June 2021 Note. The common stock warrants are not subject to remeasurement at each subsequent balance sheet date due to their classification as equity instruments as they are considered indexed to the Company’s stock. As of December 31, 2021, none of these warrants have been exercised.
Fair value of the private warrants			$ 100
Embedded derivative had a fair value							$ 4,100
Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Fair of debt proceeds									$ 2,316
Series B Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Increase in fair value	$ 269
Expected dividend yield					0.00%
Preferred Stock , share issued (in Shares)	101,574
Series B Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Preferred Stock, Per share (in Dollars per share)	$ 1.97
Change in fair value	$ 200
Series C Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Increase in fair value						$ 318
Change in fair value					$ 3,812
Aggregate fair value					0	$ 2,004
Series C Preferred Stock [Member]
Fair Value Measurements (Details) [Line Items]
Preferred stock fair value					5,816
Series C Preferred Stock [Member] | Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Preferred stock fair value					$ 5,800
Class A Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Net issuance (in Shares)			673,416
Series C Warrants April 2013 [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value		$ 1,800
Series C Warrants November 2013 [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value				$ 2,700
SVB March 2021 Note [Member]
Fair Value Measurements (Details) [Line Items]
Fair of debt proceeds			$ 2,300
SCI June 2021 Note [Member]
Fair Value Measurements (Details) [Line Items]
Fair of debt proceeds			$ 1,500